Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of December 31, 2023 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES – 71.1%
	BANKS – 26.6%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$537,625
2,100,000	Bank of America Corp., 6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(2)	Baa2	2,083,901
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	827,862
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	277,592
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,355,752
1,125,000	4.700% to 01/30/25 then 3-Month CME Term SOFR + 3.496%, Series V(2)	Ba1	1,049,021
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,247,996
137,754	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month CME Term SOFR + 3.904%, Series D(2)	Baa3	3,306,096
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month CME Term SOFR + 4.006%, Series H(1)(2)	BBB+(3)	1,146,577
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	482,484
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	237,500
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	782,550
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	635,040
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	418,104
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,426,802
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	858,910
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,393,360
435,000	7.500% to 02/10/29 then USD 5 Year Tsy + 3.156%, Series W(2)	Ba1	455,805
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	312,505
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	953,480
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	815,280
500,000	JPMorgan Chase & Co., 3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	459,576
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Ba1	3,012,196
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	530,168
25,800	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	553,668
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	478,567
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	2,340,357
700,000	6.450% to 02/15/24 then 3-Month CME Term SOFR + 3.872%, Series E(2)	Baa3	695,518
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	Ba3	447,602
89,834	Morgan Stanley, 5.850%, Series K(2)	Baa3	2,175,779
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Ba2	3,711,611

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	$382,362
1,330,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	1,262,757
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	593,803
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,682,579
90,500	Regions Financial Corp., 5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	1,928,555
46,000	Synchrony Financial, 5.625%, Series A(2)	BB-(3)	793,500
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	2,986,979
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	591,193
1,098,000	Truist Financial Corp., 4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa2	1,013,049
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB-(3)	595,976
2,022	9.188% to 09/30/22 then 3-Month CME Term SOFR + 3.840%, Series B(2)(7)	BB-(3)	47,315
20,300	Washington Federal, Inc., 4.875%, Series A(2)	Ba1	305,921
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	762,717
750,000	5.875% to 06/15/25 then 9.865%, Series U(2)	Baa2	744,781
267	7.500%, Series L(2)(5)	Baa2	319,231
1,790,000	7.625% to 09/15/28 then USD 5 Year Tsy + 3.606%, Series EE(2)	Baa2	1,877,791
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,034,640
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba3	222,525
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(6)	1,070,960
43,000	Zions Bancorp NA, 9.446% to 06/15/23 then 3-Month CME Term SOFR + 4.062%, Series I(2)(7)	BB+(3)	39,053
			54,264,971
	FINANCIAL SERVICES – 3.2%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month CME Term SOFR + 4.562%, 06/15/45(1)	Baa3	451,210
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba1	1,527,656
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	918,130
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	544,903
13,400	Carlyle Finance LLC, 4.625%, 05/15/61	BBB(3)	275,906
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba1	773,410
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	672,404
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba1	498,120
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba1	548,227
20,000	Stifel Financial Corp., 4.500%, Series D(2)	BB-(3)	343,400
			6,553,366

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE – 19.9%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	$1,353,741
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB(3)	1,990,880
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58, Series A-6	Baa3	1,525,976
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	519,750
18,630	9.593%(2)	Ba1	469,103
18,003	Assurant, Inc., 5.250%, 01/15/61	Baa3	358,980
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	448,560
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	Baa3	1,978,240
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	613,139
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	261,300
131,885	Delphi Financial Group, Inc., 8.831%, 3-Month CME Term SOFR + 3.452%, 05/15/37(7)	BBB(3)	3,131,609
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	568,733
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BBB-(3)	773,488
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BBB-(3)	1,138,632
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Baa3	119,260
196,000	Everest Reinsurance Holdings, Inc., 8.026%, 3-Month CME Term SOFR + 2.647%, 05/15/37(7)	Baa2	168,430
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,175,213
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	315,500
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	885,937
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	697,338
7,103,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,125,552
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	433,911
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	437,815
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,804,678
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,133,022
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	4,792,567
3,610,000	Prudential Financial, Inc., 6.750% to 03/01/33 then USD 5 Year Tsy + 2.848%, 03/01/53	Baa1	3,770,324
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	787,312
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	782,366
4,625	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(2)	Ba2	107,439
			40,668,795

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES – 9.1%
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	$1,269,202
40,895	6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	986,796
1,070,000	American Electric Power Co., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	903,376
1,344,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	1,357,292
725,000	Dominion Energy, Inc., 4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	647,035
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,657,147
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	464,667
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,758,034
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2)	Baa3	2,962,908
52,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	1,064,645
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	508,560
	Sempra Energy
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,251,595
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,275,225
1,350,000	Southern California Edison Co., 9.838% to 02/01/22 then 3-Month CME Term SOFR + 4.461%, Series E(2)(7)	Baa3	1,358,748
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	172,615
			18,637,845
	ENERGY – 7.5%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	314,271
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Baa3	1,191,050
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Baa3	772,999
	Energy Transfer LP
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba2	1,281,559
160,236	7.600% to 05/15/24 then 3-Month CME Term SOFR + 5.423%, Series E(2)	Ba2	3,973,853
180,186	10.171% to 11/15/23 then 3-Month CME Term SOFR + 4.792%, Series C(2)(7)	Ba2	4,547,895
1,600	10.379% to 11/15/23 then 3-Month CME Term SOFR + 5.000%, Series D(2)(7)	Ba2	40,480
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then 3-Month CME Term SOFR + 4.416%, 09/15/79	Ba1	1,772,856
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Ba1	1,279,500
			15,174,463
	COMMUNICATIONS – 1.1%
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,550,064
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	723,477
			2,273,541

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	PREFERRED SECURITIES (continued)
	MISCELLANEOUS – 1.8%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB+(3)	$350,394
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	549,500
3,115,000	8.000%, Series A(1)(2)	BB(3)	2,741,200
			3,641,094
	REITS – 1.9%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/30/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,281,972
10,859	6.375%, Series D(2)	NR(4)	191,661
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,586,201
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	497,900
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	315,150
			3,872,884
	TOTAL PREFERRED SECURITIES
	(Cost $158,631,986)		145,086,959

	CONTINGENT CAPITAL SECURITIES – 27.5%
	BANKS – 27.5%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	4,237,905
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,372,926
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	787,398
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba2	1,072,085
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	639,000
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	850,240
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	615,764
10,400,000	Banco Santander SA, 4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	8,789,685
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	311,927
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba1	1,216,466
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(2)	Ba1	696,982
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	373,857
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	569,743
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa3	565,952
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	343,387
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	3,011,667
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	782,814
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	2,969,833

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	$382,883
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	511,131
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	363,995
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,225,458
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	311,207
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	821,710
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,092,874
	ING Groep
2,550,000	3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,077,034
2,885,000	6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(2)	Ba1	2,874,750
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	1,865,329
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,330,874
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Baa3	1,422,730
350,000	NatWest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	263,420
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	792,843
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	738,353
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	223,949
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(2)	Ba2	749,857
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	734,060
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	326,435
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,955,288
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	475,383
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	722,522
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(2)	Baa3	1,600,528
			56,070,244
	TOTAL CONTINGENT CAPITAL SECURITIES
	(Cost $59,935,815)		56,070,244

	CORPORATE DEBT SECURITIES – 0.7%
	BANKS – 0.3%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	499,488

	COMMUNICATIONS – 0.2%
	Qwest Corp.
12,347	6.500%, 09/01/56	B3	122,976
36,585	6.750%, 06/15/57	B3	372,069
			495,045
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	416,649
	TOTAL CORPORATE DEBT SECURITIES
	(Cost $2,242,952)		1,411,182

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings	Value
	SHORT-TERM INVESTMENTS – 0.1%
	MONEY MARKET FUND – 0.1%
245,868	Fidelity Investments Money Market Treasury Portfolio - Class I, 5.220%(8)		$245,868
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $245,868)		245,868

	TOTAL INVESTMENTS – 99.4%
	(Cost $221,056,621)		202,814,253
	Other Assets In Excess Of Liabilities – 0.6%		1,224,055
	TOTAL NET ASSETS – 100.0%		$204,038,308

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At December 31, 2023, the total value of these securities is $53,369,710, representing 26.2% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating.
(7)	The interest rate shown reflects the rate in effect as of December 31, 2023.
(8)	The rate is the annualized seven-day yield as of December 31, 2023.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.